9. Summary of warrant-related activity (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants
Outstanding, Beginning	336,000	336,000
Warrants Exercised
Warrants Expired	(108,000)
Outstanding, Ending	228,000	336,000
Weighted Average Remaining Contractual Life (Years)	9 months	1 year 4 months
Class A
Weighted average exercise price, Ending	10.00	10.00
Expiration Date	May 20, 2012	May 20, 2012
Outstanding, Beginning	108,000	108,000
Warrants Exercised
Warrants Expired	(108,000)
Outstanding, Ending		108,000
Weighted Average Remaining Contractual Life (Years)		4 months
Class B
Weighted average exercise price, Ending	50.00	50.00
Expiration Date	May 20, 2013	May 20, 2013
Outstanding, Beginning	114,000	114,000
Warrants Exercised
Warrants Expired	0
Outstanding, Ending	114,000	114,000
Weighted Average Remaining Contractual Life (Years)	4 months	1 year 4 months
Class C
Weighted average exercise price, Ending	110.00	110.00
Expiration Date	May 20, 2014	May 20, 2014
Outstanding, Beginning	114,000	114,000
Warrants Exercised
Warrants Expired	0	0
Outstanding, Ending	114,000	114,000
Weighted Average Remaining Contractual Life (Years)	1 year 4 months	2 years 4 months